Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).Significant accounting policies followed by the Group in the preparation of its accompanying consolidated financial statements are summarized below.

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiary and VIEs for which the Company is the primary beneficiary. All significant transactions and balances among the Company, its subsidiary and VIEs have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

The Company applies guidance that requires certain VIEs to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

Accounting Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including trade receivables, inventory and work in process, property and equipment, intangible assets, goodwill and derivative liabilities, and the disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from these estimates.

Foreign Currency Translation

The Group’s reporting and functional currency is the Renminbi (“RMB”), the official currency in the PRC. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates quoted by the People’s Bank of China (the “PBOC”)prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the applicable balance sheet dates. All such exchange gains or losses are included in foreign currency exchange gain (loss) in the consolidated statements of operations. Non-monetary assets denominated in foreign currencies have been remeasured at historical rates.

Convenience Translation

The consolidated financial statements as of and for the year ended December 31, 2011 have been translated into

U.S. dollars(“US$” or “$”) solely for the convenience of the reader. Translations of amounts from RMB into US$ have been calculated at the exchange rate of RMB6.2939per US$1.00,as published on the website of the Federal Reserve Bank of New York as at December 31, 2011. These translated U.S. dollar amounts should not be construed as representing Chinese Yuan amounts or that the Chinese Yuan amounts have been or could be converted, realized or settled into U.S. dollars at that rate on December 31, 2011, or at any other rate.

Fair Values of Financial Instruments

The Group records certain of its financial assets and liabilities at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying amount of cash and cash equivalents, trade receivables, other receivables, other receivables due from previously consolidated entities, advances to suppliers, refundable value added tax, advances to employees, prepaid expenses, trade payables, taxes payable, other payables, accrued liabilities and advances from customers approximates fair value due to their immediate or short-term nature. The single compound embedded derivative within convertible notes we issued was recorded at fair value at the date of issuance, which was measured by using unobservable (Level 3) inputs.

Cash and Cash Equivalents

Cash and cash equivalents are comprised of cash on hand and demand deposits with original maturities of no more than three months. As of December 31, 2011 and 2010, RMB57.2 million(US$9.1 million) and RMB73.3millionof the Group’s cash and cash equivalents were not maintained in US banks or financial institutions, which are not protected by FDIC insurance or other insurance.

Trade and Other receivables, net

Trade receivables, net are stated at the amount management expects to collect from outstanding balances. An estimate for doubtful accounts is made when the collection is doubtful and a loss is probable and estimable. The Group maintains an allowance for potentially uncollectible trade receivables based on its assessment of the collectability of trade receivables. In evaluating the collectability of individual receivable balances, the Group considers many factors, including the age of the balance, the customer’s past payment history, its current credit-worthiness and current economic trends.

As of December 31, 2011, no customer individually accounted for more than 10% of total trade receivables.

Other receivables consist of miscellaneous items arising from transactions with non-trade customers.

The Group writes off receivables when they are deemed uncollectible, and payments subsequently received on the receivables for which doubtful accounts was specifically provided are recognized as other income in the consolidated financial statements.

Inventory and Work in Process

Inventory is comprised of purchased hardware and software available for resale and other consumable materials. Labor and overhead costs are allocated to each contract based on actual labor hours incurred. Work in process consists of labor and overhead costs and outsourced service fees incurred on services contracts that have not been completed. Inventory and work in process are stated at the lower of cost or net realizable value.

Provisions are made for excess, slow moving and obsolete purchased hardware and software held for resale, as well as for inventories and work in process with carrying values in excess of net realizable value. The Group uses the future selling price less the estimated taxes and future expenditure as the estimates of net realizable value on contract basis.

Deferred Offering Costs

The Group capitalizes direct and incremental costs associated with the acquisition of equity financing, which will be netted against the actual equity proceeds. If the equity offering is abandoned, the deferred offering costs will be charged to expense.

Long-term Investments

The Group accounts for an equity investment over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. For equity investments over which the Group does not have significant influence, cost method accounting is used.

On March 15, 2010, the Company acquired 15% of the equity interest of cFuture with total cash consideration of RMB240,000. The Company is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. As of December 31, 2011, the Company determined that such events and changes occurred and were other-than-temporary. Thus, impairment of RMB240,000 was made to write down the asset to its fair value and take the corresponding charge to the consolidated statements of operations.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the estimated useful lives of the assets as follows:

Motor vehicles	5 Years
Leasehold improvements	shorter of 3 Years or Lease Term
Office equipment	4 Years
Communication equipment	4 Years
Software	4 Years

The cost of maintenance and repairs is charged to expense as incurred and major improvements are capitalized. Gains or losses on sales or retirements are included in the operation results in the year of disposition.

Intangible Assets - Computer Software Costs and Research and Development

The Group charges all development costs to research and development expenses which include salaries, contractor fees, utilities, administrative expenses and other allocated expenses until technological feasibility has been established. Technological feasibility is established when a detail program design or working model is completed. After reaching technological feasibility, additional software costs are capitalized until the software is available for general release to customers. The capitalized software development expenditures is subject to amortization on a straight-line basis over its estimated useful lives, which is the shorter of four years or the estimated period of realization of revenue from the related software. The subsequent expenditure in connection with major upgrade for the developed intangible assets is capitalized as incurred.

Business Combination and Goodwill

The Group accounts for business combination using the purchase method of accounting. This method requires that the acquisition cost to be allocated to the assets, including separately identifiable intangible assets, and the liabilities that the Group acquires based on their estimated fair values. The Group makes estimates and judgments in determining the fair value of the acquired assets and liabilities based on its experience with similar assets and liabilities in similar industries. If different judgments or assumptions were used, the amounts assigned to the individual acquired assets or liabilities could be materially different.

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities of the acquired business. In a business acquisition, any acquired intangible assets that do not meet separate recognition criteria are recognized as goodwill.

No amortization is recorded for goodwill. The Group tests goodwill on an annual basis or more frequently if an event occurs or circumstances change that could more likely than not reduce the fair value of the goodwill below its carrying amount. The impairment of goodwill is determined by estimating the fair value based upon the present value of future cash flows. In estimating the future cash flows, the Group takes into consideration the overall and industry economic conditions and trends, market risk of the Group and historical information.

Impairment of Long-lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that carrying amount of an asset may not be recoverable. The Group may recognize impairment of long-lived assets in the event the net book value of such assets exceeds the future undiscounted cash flows attributable to these assets. If impairment exists, the impairment amount is recognized for the difference between the fair value of the asset and its carrying value.

Revenue Recognition

The Group recognizes revenue when (1) it has persuasive evidence of an arrangement, (2) delivery has occurred, (3) the sales price is fixed or determinable, and (4) collectability is reasonably assured. Delivery does not occur until products have been shipped or services have been rendered to the client and the client has signed a completion and acceptance report, risk of loss has transferred to the client, client acceptance provisions have lapsed, or the Group has objective evidence that the criteria specified in client acceptance provisions have been satisfied. The sales price is not considered to be fixed or determinable until all contingencies related to the sale have been resolved.

The Group’s policy requires the customers to make payments before delivery has occurred or service has rendered. Such unearned amounts billed to customers are recorded as advances from customers in the Group’s consolidated financial statements, until the above criteria have been met.

Revenue from software and hardware sales represents the invoiced value of products sold, net of a value-added tax (“VAT”). All of the Group’s software and hardware that are sold in the PRC are subject to a Chinese VAT at a rate of 17% of the gross sales price or at a rate approved by the Chinese local government. This VAT may be offset by VAT paid by the Group on externally purchased software and hardware from suppliers. The VAT amounts paid and available for offset are maintained in current liabilities.

In respect of revenues on self-developed software sales, a VAT refund at a rate of 14% of the gross sales price is approved by the Chinese local government. The VAT subjected to the refund is recorded as refundable value added tax in the Group’s consolidated financial statements.

The Group provides the following products and services: self-developed software, purchased software, purchased hardware, system design and integration, and professional services, including post contract maintenance and technical support.

Software

The Group sells self-developed software and software purchased from other vendors.

For software sales, the Group recognizes revenues in accordance with ASC 985-605, Software Revenue Recognition. Revenue from perpetual (one-time charge) licensed software is recognized at the inception of the license term. Revenue from term (monthly license charge) arrangements is recognized on a subscription basis over the period that the customer is using the license. The Group does not provide any rights of return or warranties on its software.

Revenues applicable to multiple-element fee arrangements are bifurcated among the elements such as software, hardware and post-contract service using vendor-specific objective evidence of fair value. Such evidence consists of pricing of multiple elements when those same elements are sold as separate products or arrangements. Software maintenance for the first year and initial training are included in the purchase price of the software. Initial training is provided at the time of installation and is recognized as income as part of the price of the software since it is minimal in value. Maintenance is valued based on the fee schedule used by the Group for providing the regular level of maintenance service as sold to customers when renewing their maintenance contracts on a stand alone basis.

Software revenues include VAT refund received from the Chinese local government on the sales of certain software. Such refund is granted to the Group as part of the PRC government’s policy to encourage software development in the PRC, and is recorded as a component of revenue when the relevant compliance requirements are met, there are no further obligations, and are not subject to future returns or reimbursements.

Hardware

Revenue from hardware sales is recognized when the product is shipped to the customer and there are no unfulfilled obligations that affect the customer’s final acceptance of the arrangement. If hardware deliverable is one of the elements in a multiple-elements arrangement, the Group recognizes revenues in accordance with ASC subtopic 605-25 (“ASC 605-25”),  Revenue recognition: Multiple-Element Arrangements. Because generally the hardware is a standalone sale and the software components are not essential to the functionality of hardware. Revenue of hardware is carved out from the total consideration based on best estimated selling price which is cost plus a reasonable margin. The software components is within the scope of ASC985-605, which should applied the same method as software deliverables. By the adoption of ASU2009-13 and ASU 2009-14 in 2011, there was no material impact on the consolidated financial statements.

Services

Professional service

The Group provides system integration which involves the design and development of complex IT systems to the customer’s specifications. These services are provided on a fixed-price contract and the contract terms are generally short-term. Revenue is recognized on the completed contract method when delivery and acceptance is determined by a completion report signed by the customer.

The Group offers telephone and minimal on-site support to its customers. Revenue from maintenance services and technical support is recognized over the period of the agreement.

For those contracts containing multiple-delivery elements of software, customization, training and 1 year maintenance service, residual method under ASC985-605 is adopted. Vendor-specific objective evidence is only established for maintenance service by the renewal contract quoted at certain percentage of original contract price. There was no vendor-specific objective evidence established for other deliverables. If contract only contains a completion date, then upon the date obtained the "Final Acceptance Report" from customer, part of contract amount is recognised as revenue on completion method; the remaining part will be recognised evenly over the free maintenance service period.

Cost of Revenues

Costs associated with contracts are deferred and recognized as inventory and work in process until the services are rendered, the products and software are installed and delivered to and accepted by the customer. When the criteria for revenue recognition have been met, costs incurred are recognized as cost of revenues. Cost of revenues include labor costs, materials, overhead expenses, business taxes related to certain services revenues and other expenses associated with the development of IT systems to customers’ specifications, the cost of purchased hardware and software, and costs related to technical support services. Amortization of capitalized software costs and costs of acquired technology are included in the cost of revenues.

Advertising Costs

Advertising costs are expensed when incurred. Total advertising expense wereRMB133,247, RMB136,500, and RMB283,710(US$45,077) for the years ended December 31, 2009, 2010 and 2011, respectively.

Income Taxes

The Group recognizes deferred income taxes under the asset and liability method. Deferred income taxes are recognized for differences between the financial statement carrying amounts and tax bases of assets and liabilities at enacted tax rates in effect for the years in which the differences are expected to reverse. A valuation allowance is recorded against deferred tax assets if management does not believe the Group has met the “more likely than not” standard imposed by ASC subtopic 740-10.

The Group adopted the provisions of ASC subtopic 740-10 (“ASC 740-10”), Income Taxes: Overall, on January 1, 2008. ASC 740-10 clarified the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group did not incur a cumulative effect adjustment upon adoption of ASC 740-10 nor did the standard have a material impact on the Group’s financial statements for the years ended December 31, 2009, 2010 and 2011.

In general, the PRC tax authorities have up to five years to conduct examinations of the Group’s tax filings. Accordingly, the PRC subsidiaries’ tax years 2007-2011 remain open to examination by the respective taxing jurisdictions.

Statutory Reserves

eFuture Beijing, as a wholly foreign owned enterprise incorporated in the PRC, is required on an annual basis to make appropriations of net profits, after the recovery of accumulated deficit, to a general reserve fund and a staff bonus and welfare fund. These reserve funds are set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (the “PRC GAAP”). The percentage of the appropriation for general reserve fund is at least 10%, and the percentage of the appropriation for staff bonus and welfare fund is at the discretion of its boards of directors.

Wangku, Biaoshang and Changshengtiandi, as domestic enterprises incorporated in the PRC, are required on an annual basis to make an appropriation of net profits, after the recovery of accumulated deficit, to a statutory reserve fund. The statutory reserve fund is set at the percentage of not lower than 10% of the after-tax profit determined in accordance with the PRC GAAP.

Once the level of the general reserve fund and the statutory reserve fund reach 50% of the registered capital of the underlying entities, further appropriations to these funds are discretionary. The Group’s statutory reserves can only be used for specific purposes of enterprises expansion and staff bonus and welfare, and are not distributable to the shareholders except in the event of liquidation. Appropriations to these funds are accounted for as transfers from retained earnings to the statutory reserves.

For the years ended December 31, 2009 and 2010, respectively, no appropriation was made to the above statutory reserves. For the year ended December 31, 2011, RMB221,507 was made to statutory reserves of eFuture Beijing. As of December 31, 2010 and 2011, the amount comprising the general reserve fund of RMB3,084,020 and RMB3,305,527, respectively.

Dividends

Dividends are recorded when declared. No dividends were declared for the years ended December 31, 2009, 2010 and 2011, respectively.

PRC regulations currently permit payment of dividends only out of accumulated profits as determined in accordance with PRC GAAP. The Company’s PRC subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves (see note 2, Statutory Reserves).

Convertible Debt and Embedded Derivatives

The Group applies ASC subtopic 470-20 (“ASC 470-20”), Debt with Conversion Options— Recognition. The Group identifies any embedded derivative instruments that may be contained within its convertible debt instruments in accordance with the provisions of ASC subtopic 815-10 (“ASC 815-10”),Derivatives and Hedging — Overall and records the fair value of such derivatives separately from the value of the host instrument. Changes in the fair value of the derivative instruments are recorded in the consolidated statements of operations for each reporting period. The fair value of the embedded derivative is bifurcated from the host contract at inception and is recorded as a discount to the face value of the convertible debt. The discount is amortized as additional finance cost over the period of the debt. Refer to note 16 for more detail.

Net Earnings (Loss) per share of Ordinary shares

Basic earnings (loss) per share is computed by dividing net income (loss)attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted earnings (loss) per share is computed by dividing net income (loss)attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive potential ordinary equivalents shares outstanding during the period. Potential ordinary shares equivalents consist of shares issuable upon the conversion of preferred stock, convertible notes, the exercise of stock options and warrants and restricted shares subject to cancellation.

Share-Based Compensation

The Company accounts for share-based compensation in accordance with ASC subtopic 718-10(“ASC 718-10”), Compensation-Stock Compensation: Overall. Under the provisions of ASC 718-10, share-based compensation cost is estimated at the grant date based on the award’s fair value as calculated by the Black-Scholes-Merton (BSM) option-pricing model and is recognized as expense net of a forfeiture rate over the requisite service period. The BSM model requires various highly judgmental assumptions including volatility and expected option life. Volatility is measured using historical daily price changes of ordinary shares over the respective expected life of the option. Expected option life is the number of years that the Company estimates, based on the vesting and contractual terms and employee demographics. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change. If any of the assumptions used in the BSM model change significantly, share-based compensation expenses may differ materially in the future from that recorded in the current period.

Recently Enacted Accounting Standards

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income: Presentation of Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued ASU No. 2011-12, Comprehensive Income: Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. This guidance allows the FASB to rede liberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Company does not expect the adoption of this guidance to have a significant effect on its consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles-Goodwill and Other: Testing Goodwill for Impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Group is now assessing the impact on its financial condition or results of operations for adoption of this accounting pronouncement.

In December 2011, the FASB has issued ASU No. 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company is in the process of evaluating the effect of adoption of this guidance on its consolidated financial statements.